Tax Exempt
                                   Money Fund
                               SEMI-ANNUAL REPORT
                                December 31, 1999

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                                    Maturity   Interest
    Amount                                                                        Date       Rate         Value
  ----------                                                                    --------   --------    -----------
               MUNICIPAL BONDS (99.2%)
               EDUCATION (2.8%)
  $1,000,000   New Mexico State* .............................................  07/01/00     4.250%    $ 1,001,916
     500,000   Ohio State University* ........................................  12/01/17     4.900         500,000
     840,000   Tyrone, Pennsylvania, Area School District* ...................  09/15/00     4.500         843,422
                                                                                                       -----------
                 TOTAL EDUCATION .............................................                         $ 2,345,338
                                                                                                       -----------
               ESCROWED TO MATURITY (a) (0.4%) ...............................
  $   50,000   Irving, Texas School District* ................................  06/01/00     4.450%    $    50,077
     270,000   Waupaca, Wisconsin, School District ...........................  04/01/00     7.000         272,182
                                                                                                       -----------
                 TOTAL ESCROWED TO MATURITY (a) .............................                          $   322,259
                                                                                                       -----------
               GENERAL OBLIGATIONS (17.1%)
  $  355,000   Alice, Texas, School District* ................................  08/15/00     6.250%    $   361,617
     100,000   Chicago, Illinois* ............................................  01/01/12     5.550         100,000
     100,000   Clark County, Las Vegas, Nevada* ..............................  08/01/00     6.300         101,401
     900,000   District of Columbia, General Obligation* .....................  06/01/03     4.500         900,000
     115,000   Douglas County, Nevada* .......................................  09/01/00     4.200         115,221
   1,500,000   Fairfax County, Virginia* .....................................  12/01/00     4.500       1,507,974
   1,000,000   Georgia State* ................................................  11/01/00     5.000       1,009,701
     175,000   Levittown, New York School District* ..........................  08/01/00     4.900         176,138
     680,000   Maryland State* ...............................................  10/15/00     5.000         686,239
   2,000,000   Minnesota State* ..............................................  08/01/00     5.000       2,011,283
     500,000   Muscogee County, Georgia, School District* ....................  11/01/00     4.500         502,618
     200,000   New York, New York* ...........................................  08/01/22     4.700         200,000
     200,000   New York, New York* ...........................................  08/15/18     4.500         200,000
     200,000   New York, New York* ...........................................  08/15/19     4.500         200,000
     200,000   New York, New York* ...........................................  08/15/21     4.500         200,000
     400,000   New York, New York* ...........................................  10/01/20     4.500         400,000
     200,000   New York, New York* ...........................................  10/01/22     4.500         200,000
     100,000   New York, New York* ...........................................  10/01/23     4.500         100,000
   1,000,000   Rhode Island State* ...........................................  06/01/18     5.600       1,000,000
     650,000   South Carolina State* .........................................  08/01/00     5.750         657,167
      30,000   St. Cloud, Minnesota, School District* ........................  02/01/00     5.150          30,026
   1,000,000   Utah State* ...................................................  07/01/16     5.400       1,000,000
   2,440,000   Virginia State* ...............................................  06/01/00     6.000       2,462,858
     250,000   Westchester County, New York* .................................  11/15/00     4.600         251,354
                                                                                                       -----------
                 TOTAL GENERAL OBLIGATIONS ...................................                         $14,373,597
                                                                                                       -----------
               HEALTH CARE (13.3%)
  $1,000,000   Arizona Health Facilities* ....................................  10/01/15     5.600%    $ 1,000,000
     100,000   Connecticut State Health & Education Facilities Authority* ....  07/01/29     5.100         100,000
     400,000   Cuyahoga County, Ohio, Hospital* ..............................  01/01/16     4.700         400,000
     500,000   Cuyahoga County, Ohio, Hospital* ..............................  01/01/26     5.650         500,000
     500,000   Harris County, Texas, Health Facilities* ......................  02/15/22     4.500         500,000
     600,000   Harris County, Texas, Health Facilities* ......................  07/01/34     4.800         600,000

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                                    Maturity   Interest
    Amount                                                                        Date       Rate         Value
  ----------                                                                    --------   --------    -----------
               HEALTH CARE (CONTINUED)
  $2,000,000   Illinois Health Facilities Authority* .........................  08/01/25     5.700%    $ 2,000,000
   1,000,000   Iowa, Financial Authority* ....................................  08/15/12     5.600       1,000,000
     200,000   Lehigh County, Pennsylvania, General Purposes Authority* ......  07/01/29     4.750         200,000
     560,000   Missouri State Health & Educational Facilities Authority* .....  11/01/19     5.500         560,000
   2,000,000   North Carolina, Medical Care Community Health Systems* ........  06/01/15     4.950       2,000,000
     700,000   North Carolina, Medical Care Community Health Systems* ........  04/01/21     5.050         700,000
     100,000   North Carolina, Medical Care Community Health Systems* ........  01/15/28     5.600         100,000
     100,000   North Cent, Texas, Health Facility Development Corp.* .........  12/01/15     4.800         100,000
     500,000   Philadelphia, Pennsylvania, Industrial Development* ...........  07/01/13     4.800         500,000
     100,000   Washington State Health Care Facilities Authority* ............  02/15/27     4.800         100,000
     800,000   Wisconsin Health & Educational Facility Authority* ............  08/01/29     5.750         800,000
                                                                                                       -----------
                 TOTAL HEALTH CARE ...........................................                         $11,160,000
                                                                                                       -----------
               HOUSING (1.0%)
    $200,000   Clayton County, Georgia Housing Authority* ....................  01/01/21     5.500%    $   200,000
     600,000   Florida Housing Finance Agency* ...............................  12/01/08     5.350         600,000
                                                                                                       -----------
                 TOTAL HOUSING ...............................................                         $   800,000
                                                                                                       -----------
               INDUSTRIAL (14.2%)
  $1,400,000   Ascension Parish, Louisiana, Pollution Control* ...............  12/01/05     5.000%    $ 1,400,000
     100,000   Ascension Parish, Louisiana, Pollution Control* ...............  12/01/09     5.550         100,000
     100,000   California Pollution Control Financing Authority, Pollution
                 Control* ....................................................  02/28/08     4.100         100,000
     600,000   Delaware County, Pennsylvania, Pollution Control* .............  12/01/09     4.800         600,000
     800,000   Delta County, Michigan, Economic Development Corp.* ...........  12/01/23     4.800         800,000
   1,100,000   East Baton Rouge, Louisiana, Pollution Control* ...............  03/01/22     4.800       1,100,000
     100,000   Eddy County, New Mexico, Pollution Control* ...................  02/01/03     5.400         100,000
     500,000   Forsyth, Montana Pollution Control* ...........................  01/01/18     4.500         500,000
     900,000   Gulf Coast Waste Disposal Authority, Texas* ...................  06/01/20     4.850         900,000
     100,000   Harris County, Texas, Industrial Development Corp.* ...........  03/01/24     4.800         100,000
     100,000   Harris County, Texas, Industrial Development Corp.* ...........  04/01/27     4.700         100,000
   1,500,000   Illinois Pollution Control* ...................................  11/01/28     5.500       1,500,000
     400,000   Mobile, Alabama, Industrial Development* ......................  06/01/15     4.800         400,000
     100,000   Ohio State Air Quality Development Authority* .................  10/01/01     4.700         100,000
     700,000   Ohio State Air Quality Development Authority* .................  12/01/15     4.500         700,000
     500,000   Putnam County, Florida, Pollution Control* ....................  09/01/24     4.500         500,000
     500,000   Sabine River, Texas, Pollution Control* .......................  06/01/30     4.500         500,000
     600,000   Salt Lake County, Utah, Pollution Control* ....................  02/01/08     4.850         600,000
     500,000   St. Charles Parish, Louisiana, Pollution Control* .............  10/01/25     4.800         500,000
     700,000   Stevenson, Alabama, Environmental Improvement* ................  11/01/16     4.700         700,000
     500,000   Sweetwater County, Wyoming, Pollution Control* ................  11/01/24     4.800         500,000
     100,000   Uinta County, Wyoming, Pollution Control* .....................  12/01/22     4.700         100,000
                                                                                                       -----------
                 TOTAL INDUSTRIAL ............................................                         $11,900,000
                                                                                                       -----------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                                    Maturity   Interest
    Amount                                                                        Date       Rate         Value
  ----------                                                                    --------   --------    -----------
               MISCELLANEOUS (3.9%)
  $2,000,000   Dallas, Texas, Civic Center* .................................   08/15/00     4.500%    $ 2,007,550
     200,000   South Carolina Jobs Economic Development* .....................  12/01/22     4.800         200,000
     600,000   Texas State* ..................................................  08/31/00     4.500         603,080
     500,000   Virginia State Peninsula Ports Authority* .....................  07/01/16     4.800         500,000
                                                                                                       -----------
                 TOTAL MISCELLANEOUS .........................................                         $ 3,310,630
                                                                                                       -----------
               PRE-REFUNDED (a) (6.7%)
  $1,275,000   Akron, Ohio, Bath Copley Township Hospital* ...................  11/15/00     7.250%    $ 1,332,161
      20,000   Arlington, Texas, Water & Sewer ...............................  06/01/00     6.600          20,209
      20,000   Beaufort County, South Carolina* ..............................  06/01/00     7.125          20,847
     315,000   Brownsville, Texas Utility Systems* ...........................  09/01/00     6.500         329,732
      75,000   Illinois Health Facilities Authority ..........................  01/01/00     6.000          76,500
     300,000   Lee County, Florida, Transportation Facilities* ...............  10/01/00     6.500         312,555
     100,000   Mecklenberg County, North Carolina ............................  04/01/00     6.750         102,768
   1,270,000   Metropolitan Transportation Authority, New York* ..............  07/01/00     7.500       1,315,918
      25,000   Miami, Florida, Sports & Exhibition Authority .................  04/01/00     7.100          25,682
     100,000   Starmont, Iowa, School District* ..............................  06/01/00     7.000         101,325
   1,000,000   University of Arizona* ........................................  06/01/00     6.900       1,031,805
     300,000   Washington State Public Power Supply* .........................  07/01/00     7.000         313,561
     500,000   Washington State Public Power Supply* .........................  07/01/00     7.750         521,668
      45,000   West Virginia School Building Authority .......................  07/01/00     6.000          45,411
      75,000   Wisconsin State Health & Education Facilities Authority* ......  06/01/00     7.000          78,146
                                                                                                       -----------
                 TOTAL PRE-REFUNDED (a) ......................................                         $ 5,628,288
                                                                                                       -----------
               SALES TAX (5.1%)
  $2,065,000   Jonesboro, Arkansas, Sales & Use Tax* .........................  05/15/00     4.750%    $ 2,070,834
   2,200,000   New York State Local Government Assistance Corp.* .............  04/01/25     5.200       2,200,000
                                                                                                       -----------
                 TOTAL SALES TAX .............................................                         $ 4,270,834
                                                                                                       -----------
               TRANSPORTATION (7.2%)
  $1,000,000   Chicago, Illinois, O'Hare International Airport* ..............  01/01/15     5.550%    $ 1,000,000
     500,000   Chicago, Illinois, O'Hare International Airport* ..............  12/01/17     4.800         500,000
   1,000,000   Delaware Transportation Authority System* .....................  07/01/00     4.500       1,002,484
     500,000   Grapevine, Texas, Industrial Development Corp.* ...............  12/01/24     4.250         500,000
   1,000,000   Grapevine, Texas, Industrial Development Corp.* ...............  12/01/24     4.800       1,000,000
   1,100,000   Lone Star, Texas, Airport Improvement Authority* ..............  12/01/14     4.800       1,100,000
     300,000   Lone Star, Texas, Airport Improvement Authority* ..............  12/01/17     4.800         300,000
     100,000   Nashville, Tennessee, Metropolitan Airport Authority* .........  10/01/12     4.800         100,000
     500,000   West Virginia State Parkways Economic Development
                 & Tourism Authority .........................................  05/15/00     4.800         502,423
                                                                                                       -----------
                 TOTAL TRANSPORTATION ........................................                         $ 6,004,907
                                                                                                       -----------
               UTILITIES (11.8%)
    $200,000   Apache County, Arizona Industrial Development* ................  12/15/18     5.650%    $   200,000
     100,000   Columbia, Alabama Industrial Pollution Control* ...............  01/01/22     4.750         100,000

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                                   (unaudited)

   Principal                                                                    Maturity   Interest
    Amount                                                                        Date       Rate         Value
  ----------                                                                    --------   --------    -----------
               UTILITIES (CONTINUED)
  $3,000,000   Long Island Power Authority, New York* ........................  04/01/25     5.600%    $ 3,000,000
     600,000   Long Island Power Authority, New York* ........................  05/01/33     5.750         600,000
     100,000   Manatee County, Florida Pollution Control* ....................  09/01/24     4.500         100,000
   2,900,000   Maricopa County, Arizona, Pollution Control* ..................  05/01/29     4.800       2,900,000
     100,000   Municipal Electric Authority, Georgia* ........................  01/01/26     5.550         100,000
     150,000   Murray City, Utah .............................................  06/01/00     6.750         151,874
   1,200,000   New York State, Pollution Control* ............................  10/01/29     4.650       1,200,000
   1,000,000   Washington State Public Power Supply* .........................  07/01/27     5.500       1,000,000
     600,000   York County, Pennsylvania, Industrial Development
                 Authority* ..................................................  09/01/20     5.400         600,000
                                                                                                       -----------
                 TOTAL UTILITIES .............................................                         $ 9,951,874
                                                                                                       -----------
               WATER/SEWER (15.7%)
  $  500,000    Arlington, Texas, Water & Sewer ............................... 06/01/00     4.500%    $   502,320
   1,000,000   Baltimore, Maryland, Pollution Control* .......................  02/01/00     5.650       1,000,000
   1,500,000   Boston, Massachusetts, Water & Sewer* .........................  11/01/24     5.200       1,500,000
   1,000,000   Bryan, Texas, Utilities Systems* ..............................  07/01/00     5.100       1,006,072
     100,000   Delaware County, Pennsylvania, Industrial
                 Development Authority* ......................................  12/01/18     5.100         100,000
   2,000,000   Detroit, Michigan, Sewer Disposal* ............................  07/01/23     5.600       2,000,000
     100,000   Detroit, Michigan, Water Supply Systems* ......................  07/01/13     5.500         100,000
   1,100,000   Lincoln County, Wyoming, Pollution Control* ...................  11/01/14     4.700       1,100,000
   1,000,000   Lincoln County, Wyoming, Pollution Control* ...................  08/01/15     4.850       1,000,000
   1,000,000   Massachusetts State Water Resources Authority* ................  08/01/28     5.300       1,000,000
     300,000   New York State Pollution Control Authority* ...................  07/01/15     4.500         300,000
     400,000   New York, New York, Water & Sewer* ............................  06/15/25     4.500         400,000
   1,600,000   Ohio State Water Development Authority* .......................  06/01/01     5.650       1,600,000
     230,000   Smith Creek, Colorado* ........................................  10/01/35     5.000         230,000
   1,300,000   Wyandotte County, Kansas City, Kansas, Government
                 Utilities* ..................................................  09/01/00     5.000       1,309,040
                                                                                                       -----------
               TOTAL WATER/SEWER .............................................                         $13,147,432
                                                                                                       -----------
               TOTAL MUNICIPAL BONDS .........................................                         $83,215,159
                                                                                                       -----------

TOTAL INVESTMENTS, AT AMORTIZED COST ...................................................      99.2%    $83,215,159
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................       0.8         643,293
                                                                                             -----     -----------
NET ASSETS .............................................................................     100.0%    $83,858,452
                                                                                             =====     ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 1999 coupon rate.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999
                                   (unaudited)

ASSETS:
      Investments, at amortized cost and value (Note 1) ...........  $83,215,159
      Cash ........................................................      123,354
      Interest receivable .........................................      572,784
                                                                     -----------
             Total Assets .........................................  $83,911,297
                                                                     -----------

LIABILITIES:
      Payables for:
        Administrative fee (Note 2) ...............................        8,092
        Expense payment fee (Note 2) ..............................       44,753
                                                                     -----------
             Total Liabilities ....................................       52,845
                                                                     -----------
NET ASSETS for 83,860,157 shares of beneficial interest
  outstanding .....................................................  $83,858,452
                                                                     ===========
Net Assets Consist of:
      Paid-in capital .............................................  $83,858,452
                                                                     -----------
Net Assets ........................................................  $83,858,452
                                                                     ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE ......................        $1.00
                                                                           =====

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1999

INVESTMENT INCOME (Note 1):
      Income:
        Interest ............................................           $781,526
                                                                        --------

      Expenses:
        Administrative fee (Note 2) .........................             21,182
        Expense payment fee (Note 2) ........................            116,130
                                                                        --------
        Total Expenses ......................................            137,312
                                                                        --------
      Net Investment Income .................................           $644,214
                                                                        ========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             For the period from
                                                                            For the           February 22, 1999
                                                                        six months ended       (commencement of
                                                                        December 31, 1999       operations) to
                                                                           (unaudited)           June 30, 1999
                                                                        -----------------    -------------------
INCREASE IN NET ASSETS:
      From Investment Activities:
        Net investment income .........................................    $    644,214           $    86,781
        Total declared as dividends to shareholders ...................        (644,214)              (88,486)
                                                                           ------------           -----------
          Net decrease in net assets from investment activities .......              --                (1,705)
                                                                           ------------           -----------
      From Share (Principal) Transactions at Net Asset Value
        of $1.00 per share:
        Shares sold ...................................................     162,216,635            32,042,736
        Shares issued in reinvestment of dividends ....................         273,051                48,744
        Shares repurchased ............................................     (93,285,691)          (17,435,318)
                                                                           ------------           -----------
          Net increase in net assets resulting from
            share transactions ........................................      69,203,995            14,656,162
                                                                           ------------           -----------
                Total increase in net assets ..........................      69,203,995            14,654,457
                                                                           ------------           -----------
NET ASSETS:
      Beginning of period .............................................      14,654,457                    --
                                                                           ------------           -----------
      End of period ...................................................    $ 83,858,452           $14,654,457
                                                                           ============           ===========

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                                                             For the period from
                                                                            For the           February 22, 1999
                                                                        six months ended       (commencement of
                                                                        December 31, 1999       operations) to
                                                                           (unaudited)           June 30, 1999
                                                                        -----------------    -------------------
Net asset value, beginning of period ...............................          $  1.00              $  1.00
Income from investment operations:
      Net investment income ........................................             0.01                 0.01
      Dividends to shareholders from net investment income .........            (0.01)               (0.01)
                                                                              -------              -------
Net asset value, end of period .....................................          $  1.00              $  1.00
                                                                              =======              =======
Total return(1) ....................................................             1.42%                1.03%
Ratios/Supplemental Data:
      Net assets, end of period (000's omitted) ....................          $83,858              $14,654
      Expenses as a percentage of average net assets(1)(2): ........             0.65%                0.65%
      Ratio of net investment income to average net assets(2) ......             3.04%                2.63%

----------
(1)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

      Ratio of expenses to average net assets(2) ...................             0.69%                1.23%
      Total Return .................................................             1.38%                0.45%

(2)   Annualized.

Furthermore, the ratio of expenses to average net assets for the periods ended December 31, 1999 and June 30, 1999 reflect fees reduced in connection with specific agreements. Had these agreements not been in place, the ratios would have been 0.72% and 1.28%, respectively.

                       See Notes to Financial Statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1999, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets.

      Administrative Fee. The Trust has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1999, the Fund incurred $21,182 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                                   (unaudited)

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of the Fund's average daily net assets. For the six months ended December 31, 1999, 59 Wall Street Administrators, Inc. incurred $124,049 in expenses, including investment advisory fees of $31,772 and shareholder servicing/eligible institution fees of $52,954, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 13.2% of investments. At December 31, 1999, the five largest holdings by state were New York 13.2%; Texas 12.7%; Illinois 6.2%; Ohio 6.7%; and Arizona 6.2%. Purchases, maturities and sales of money market instruments, excluding securities subject to repurchase agreements, aggregated $148,453,185 and $76,327,100, respectively, for the period ended December 31, 1999. Custody fees for the Fund were reduced by $6,619 as an offset arrangement with the Fund's custodian.

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Exempt Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Tax Exempt

Money Fund

SEMI-ANNUAL REPORT

December 31, 1999